Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Leases
Leases

Note 14 - Leases

Right-of-Use Assets and Leases Obligations

We lease office space and office equipment under non-cancelable operating leases, with terms typically ranging from one to three years, subject to certain renewal options as applicable. We consider those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of lease liabilities and right-of-use assets. Lease expense for lease payments is recognized on a straight-line basis over the lease term. Leases with an initial term of 12 months or less are not recorded on the balance sheet.

We determine whether a contract is or contains a lease at inception of the contract and whether that lease meets the classification criteria of a finance or operating lease. When available, we use the rate implicit in the lease to discount lease payments to present value; however, most of our leases do not provide a readily determinable implicit rate. Therefore, we must discount lease payments based on an estimate of its incremental borrowing rate.

We do not separate lease and nonlease components of contracts. There are no material residual value guarantees associated with any of our leases. There are no significant restrictions or covenants included in our lease agreements other than those that are customary in such arrangements.

Lease Position as of September 30, 2022 and December 31, 2021

The table below presents the lease related assets and liabilities recorded on the Company’s Consolidated Balance Sheets as of September 30, 2022 and December 31, 2021:

		September 30,	December 31,
Balance Sheet Line	Classification on the Balance Sheet	2022	2021
		(in thousands)
Assets
Operating lease assets	Operating lease right of use assets	$-	$20
	Total lease assets	$-	$20

Liabilities
Current liabilities:
Operating lease liabilities	Current operating lease liabilities	$-	$20
Noncurrent liabilities:
Operating lease liabilities	Long-term operating lease liabilities	$-	$-
	Total lease liabilities	$-	$20

Lease cost for the nine months ended September 30, 2022 and 2021

The table below presents the lease related costs recorded on the Company’s Consolidated Statements of Operations for the nine months ended September 30, 2022 and 2021:

		Nine Months Ended September 30,
Lease cost	Classification	2022	2021
		(in thousands)
Operating lease cost	General and administrative expenses	$20	$20
	Total lease cost	$20	$20

Other Information

The table below presents supplemental cash flow information related to leases for the nine months ended September 30, 2022 and 2021:

	Nine Months Ended September 30,
	2022	2021
	(in thousands)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	$20	$20
Supplemental non-cash amounts of lease liabilities arising from obtaining right-of-use assets/(decrease) of lease liability due to cancellation of leases	$-	$-

Lease Terms and Discount Rates

The table below presents certain information related to the weighted average remaining lease terms and weighted average discount rates for the Company’s operating leases as of September 30, 2022 and December 31, 2021:

	September 30, 2022	December 31, 2021
Weighted average remaining lease term - operating leases	.50 years	.75 years
Weighted average discount rate - operating leases	12.00%	12.00%

There are no lease arrangements where the Company is the lessor.

Note 17 - Leases

Right-of-Use Assets and Leases Obligations

We lease office space and office equipment under non-cancelable operating leases, with terms typically ranging from one to three years, subject to certain renewal options as applicable. We consider those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of lease liabilities and right-of-use assets. Lease expense for lease payments is recognized on a straight-line basis over the lease term. Leases with an initial term of 12 months or less are not recorded on the balance sheet.

We determine whether a contract is or contains a lease at inception of the contract and whether that lease meets the classification criteria of a finance or operating lease. When available, we use the rate implicit in the lease to discount lease payments to present value; however, most of our leases do not provide a readily determinable implicit rate. Therefore, we must discount lease payments based on an estimate of its incremental borrowing rate.

We do not separate lease and nonlease components of contracts. There are no material residual value guarantees associated with any of our leases. There are no significant restrictions or covenants included in our lease agreements other than those that are customary in such arrangements.

Lease Position as of December 31, 2021

The table below presents the lease related assets and liabilities recorded on the Consolidated Balance Sheets as of December 31, 2021 and 2020:

	Classification on the	December 31,	December 31,
Balance Sheet Line	Balance Sheet	2021	2020
		(in thousands)
Assets
Operating lease assets	Operating lease right of use assets	$20	$45
	Total lease assets	$20	$45

Liabilities
Current liabilities:
Operating lease liabilities	Current operating lease liabilities	$20	$25
Noncurrent liabilities:
Operating lease liabilities	Long-term operating lease liabilities	$-	$20
	Total lease liabilities	$20	$45

Lease cost for the year ended December 31, 2021

The table below presents the lease related costs recorded on the Consolidated Statement of Operation and Comprehensive Income for the years ended December 31, 2021 and 2020:

		Years Ended December 31,
Lease cost	Classification	2021	2020
		(in thousands)
Operating lease cost	General and administrative expenses	$27	$23
	Total lease cost	$27	$23

Other Information

The table below presents supplemental cash flow information related to leases for the years ended December 31, 2021 and 2020:

	Years Ended December 31,
	2021	2020
	(in thousands)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	$27	$20
Supplemental non-cash amounts of lease liabilities arising from obtaining right-of-use assets/(decrease) of lease liability due to cancellation of leases	$1	$13

As a result of the sale of Legacy UK, the leases classified as right-of-use assets and as lease liabilities in the amount of $2.2 million, were written off to discontinued operations. See Note 4 “Discontinued Operations”.

During the quarter ended September 30, 2020, we cancelled all of our outstanding lease arrangements for office space and equipment. On October 1, 2020, the Company relocated its headquarter to 1490 N.E. Pine Island Road, Suite 5D, Cape Coral, FL 33909 and entered into a two-year operating lease for the new 1,600 square feet office and warehouse space. The new lease provides the Company an option to extend the term of the lease for a third year. The lease obligation is approximately $32 thousand plus other costs for shared services, maintenance and sales tax over the course of its life.

Lease Terms and Discount Rates

The table below presents certain information related to the weighted average remaining lease terms and weighted average discount rates for our operating leases as of December 31, 2021:

	December 31,	December 31,
	2021	2020
Weighted average remaining lease term - operating leases	0.75 years	1.75 years
Weighted average discount rate - operating leases	12.00%	12.00%

Undiscounted Cash Flows

The table below reconciles the fixed component of the undiscounted cash flows for each of the first five years and the total remaining years to the operating lease liabilities recorded on the Consolidated Balance Sheet as of December 31, 2021:

Amounts due in	Operating Leases
(in thousands)
2022	$20
2023	-
2024	-
Total minimum lease payments	20
Less: effect of discounting	0
Present value of future minimum lease payments	20
Less: current obligations under leases	(20)
Long-term lease obligations	$-

There are no lease arrangements where we are the lessor.